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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 09-30-11

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

527 Madison Avenue, 19th Fl.             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  10-14-11
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $960016
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101     2017    28096 SH       Sole                    28096
AMGEN                          COM              031162100      589    10722 SH       Sole                    10722
APPLE COMPUTER                 COM              037833100      763     2000 SH       Sole                     2000
ATS CORP                       COM              00211E104      192    60862 SH       Sole                    60862
AUTOMATIC DATA PROCESSING INC  COM              053015103    67279  1426924 SH       Sole                  1426924
BAKER HUGHES                   COM              057224107      699    15156 SH       Sole                    15156
BERKSHIRE HATHAWAY INC         COM              084670702      274     3850 SH       Sole                     3850
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108     1816       17 SH       Sole                       17
C H ROBINSON WORLDWIDE INC     COM              12541W209    85521  1249031 SH       Sole                  1249031
CENOVUS ENERGY INC             COM              15135U109    38004  1237523 SH       Sole                  1237523
CISCO SYS                      COM              17275R102      273    17622 SH       Sole                    17622
CME GROUP INC                  COM              12572Q105    59202   240269 SH       Sole                   240269
COCA COLA                      COM              191216100     5857    86698 SH       Sole                    86698
DANAHER                        COM              235851102     2047    48796 SH       Sole                    48796
DISNEY WALT                    COM              254687106      240     7970 SH       Sole                     7970
DONALDSON INC                  COM              257651109    66627  1215819 SH       Sole                  1215819
ECOSPHERE TECHNOLOGIES INC     COM              27922x105       19    35000 SH       Sole                    35000
EXPRESS SCRIPTS INC CL A       COM              302182100    79397  2141816 SH       Sole                  2141816
EXXON MOBIL CORP               COM              30231G102    50081   689541 SH       Sole                   689541
FLOWERS FOODS                  COM              343498101      227    11664 SH       Sole                    11664
GEN PROBE INC COM              COM              36866T103    34227   597855 SH       Sole                   597855
GENERAL ELECTRIC               COM              369604103      455    29880 SH       Sole                    29880
GENERAL MILLS                  COM              370334104      200     5200 SH       Sole                     5200
GILEAD SCIENCES                COM              375558103     1649    42500 SH       Sole                    42500
HUBBELL CLASS B                COM              443510201      457     9222 SH       Sole                     9222
IDEXX LABORATORIES INC         COM              45168D104    26977   391144 SH       Sole                   391144
INTEL CORP                     COM              458140100    68476  3209575 SH       Sole                  3209575
INTL BUSINESS MACHINES         COM              459200101     1995    11411 SH       Sole                    11411
JOHNSON AND JOHNSON CO         COM              478160104     2839    44574 SH       Sole                    44574
LEUCADIA NATIONAL              COM              527288104      340    15000 SH       Sole                    15000
MAXIM INTERGRATED PRODS        COM              57772K101      457    19602 SH       Sole                    19602
MERCK & CO INC NEW             COM              58933Y105     3270   100006 SH       Sole                   100006
METTLER-TOLEDO INTERNATIONAL I COM              592688105    63931   456779 SH       Sole                   456779
MICROSOFT                      COM              594918104      260    10450 SH       Sole                    10450
ORACLE                         COM              68389x105      302    10500 SH       Sole                    10500
PEPSICO                        COM              713448108     2136    34500 SH       Sole                    34500
PROCTER & GAMBLE               COM              742718109      695    11000 SH       Sole                    11000
SGS SA                         COM              482477007     6160     4025 SH       Sole                     4025
SIGMA ALDRICH                  COM              826552101    40000   647356 SH       Sole                   647356
STATE STREET                   COM              857477103      450    14000 SH       Sole                    14000
STRYKER CORP                   COM              863667101    46723   991362 SH       Sole                   991362
TECHNE CORP                    COM              878377100    48564   714071 SH       Sole                   714071
TERADATA CORP                  COM              88076W103    37132   693668 SH       Sole                   693668
V F                            COM              918204108      386     3175 SH       Sole                     3175
VARIAN MED SYS INC             COM              92220P105    57332  1099164 SH       Sole                  1099164
WAL MART STORES                COM              931142103      439     8449 SH       Sole                     8449
WESTERN UNION                  COM              959802109      220    14400 SH       Sole                    14400
WHITING PETE                   COM              966387102      649    18500 SH       Sole                    18500
XILINX                         COM              983919101     1317    48000 SH       Sole                    48000
SSGA CASH MGMT EURO FD GLBL SH                  034113902      233 173659.180SH      Sole               173659.180
STREETTRACKS GOLD TR                            78463v107      227 1438.000 SH       Sole                 1438.000
ROYAL DUTCH SHELL PLC-ADR A    ADR              780259206      327     5323 SH       Sole                     5323
SCHLUMBERGER LTD COM           ADR              806857108      518     8665 SH       Sole                     8665
SGS SA SPONSORED ADR           ADR              818800104    49547  3270458 SH       Sole                  3270458
KINDER MORGAN MANAGEMENT LLC                    EKE55U103        0 53377.0000SH      Sole               53377.0000
REPORT SUMMARY                 55 DATA RECORDS              960016            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


